Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Cash and cash equivalents	$ 1,429	$ 465
Short-term investments	3	0
Book Value
Financial Instruments
Cash and cash equivalents	1,429	465
Short-term investments	3	0
Book Value | Retail
Financial Instruments
Long-term debt	2,753	1,753
Book Value | Institutional
Financial Instruments
Long-term debt	535	534
Book Value | Other
Financial Instruments
Long-term debt	230	84
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	1,429	465
Short-term investments	3	0
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	2,809	1,796
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	707	594
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	$ 230	$ 84
7.0% Senior Notes
Financial Instruments
Interest rate on debt	7.00%
6.875% Senior Notes
Financial Instruments
Interest rate on debt	6.875%
6.625% Senior Notes
Financial Instruments
Interest rate on debt	6.625%
5.875% Senior Notes
Financial Instruments
Interest rate on debt	5.875%
7.25% 2063 Senior Notes | UScellular
Financial Instruments
Interest rate on debt	7.25%
7.25% 2064 Senior Notes | UScellular
Financial Instruments
Interest rate on debt	7.25%
6.95% Senior Notes | UScellular
Financial Instruments
Interest rate on debt	6.95%
6.7% Senior Notes | UScellular
Financial Instruments
Interest rate on debt	6.70%
6.25% Senior Notes | UScellular
Financial Instruments
Interest rate on debt	6.25%
5.5% Senior Notes | UScellular
Financial Instruments
Interest rate on debt	5.50%
Interest rate | Institutional and Other | Minimum
Financial Instruments
Fair value assumption, interest rate	1.35%	3.55%
Interest rate | Institutional and Other | Maximum
Financial Instruments
Fair value assumption, interest rate	3.75%	6.25%